Cost Method Investments	12 Months Ended
Dec. 31, 2019
ASU 2016-01 Transition [Abstract]
Cost and Equity Method Investments Disclosure [Text Block]

Note 7—Cost method investments

Cost method investments consist of the following:

	December 31, 2018	December 31, 2019	December 31, 2019
	RMB	RMB	USD
8% Investment	500,000	500,000	71,672
5% Investment	—	2,000,000	286,689
4% Investment	—	1,000,000	143,345
2% Investment	—	300,000	43,003
1% Investment	—	550,000	78,840
Total	500,000	4,350,000	623,549

As of December 31, 2018, Beijing WiMi invested RMB 500,000 in a company in the AR and 3D animation areas for 8%. During the year ended December 31, 2019, Beijing WiMi invested RMB 2,000,000 (USD 286,689), RMB 1,000,000 (USD 143,345), RMB 300,000 (USD 43,003), RMB 350,000 (USD 50,171) and RMB 200,000 (USD 28,669) in five companies in the AR and virtual reality areas for 5%, 4%, 2%, 1% and 1% of total equity interest, respectively. As the Company did not have significant influence over the investees, the investments were accounted for using the cost method.